Subsidiaries (Schedule of combined cash flows as a result of the acquisition) (Details) - CPV Group [Member] $ in Millions	1 Months Ended
Jan. 25, 2021 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents paid	$ 653
Hedging costs paid	32
Cash and cash equivalents acquired	(29)
Total	$ 656